Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 730,039	$ 1,260	$ 35,916,149	$ (36,647,448)
Balance, shares at Dec. 31, 2018	730,039,317	1,259,858
Net loss				(3,673)	(3,673)
Balance at Dec. 31, 2019	$ 730,039	$ 1,260	35,916,149	(36,651,121)	(3,673)
Balance, shares at Dec. 31, 2019	730,039,317	1,259,858
Net loss				(39,343)	(39,343)
Balance at Dec. 31, 2020	$ 730,039	$ 1,260	35,916,149	(36,690,464)	(43,016)
Balance, shares at Dec. 31, 2020	730,039,317	1,259,858
Net loss				(85,613)	(85,613)
Balance at Jun. 30, 2021	$ 730,039	$ 1,260	$ 35,916,149	$ (36,776,077)	$ (128,629)
Balance, shares at Jun. 30, 2021	730,039,317	1,259,858